UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09177

Catholic Funds Inc
(Exact name of registrant as specified in charter)

1100 W Wells St
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Catholic Funds Inc
1100 W Wells St
Milwaukee, WI 53233
(Name and address of agent for service)

(877) 222-2402
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Catholic Equity Fund
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.81%
Consumer Discretionary - 10.16%
Carnival Corporation (b)	2,580	$126,549
Comcast Corporation - Class A (a)	16,810	711,567
Darden Restaurants, Inc.	1,705	68,490
The Goodyear Tire & Rubber Company (a)	5,450	114,395
Harley-Davidson, Inc.	2,780	195,907
The Home Depot, Inc.	17,530	704,005
Idearc, Inc. (a)	738	21,144
J.C. Penney Company, Inc. - Holding Company	4,860	375,970
Jack in the Box, Inc. (a)	3,470	211,809
Kohl's Corporation (a)	1,730	118,384
Limited Brands	5,610	162,353
Lowe's Companies, Inc.	5,540	172,571
Marriott International, Inc. - Class A	1,490	71,103
McDonald's Corporation	2,180	96,639
Newell Rubbermaid Inc.	10,065	291,382
News Corporation - Class A	11,135	239,180
OfficeMax Inc.	1,690	83,908
Omnicom Group Inc.	2,370	247,760
Rent-A-Center, Inc. (a)	3,870	114,204
Starbucks Corporation (a)	2,580	91,384
Target Corporation	2,550	145,477
Time Warner Inc.	32,230	701,969
The TJX Companies, Inc.	3,960	112,939
TRW Automotive Holdings Corp. (a)	2,955	76,446
Univision Communications Inc. - Class A (a)	1,775	62,870
Vail Resorts, Inc. (a)	3,870	173,453
Viacom Inc. (a)	5,560	228,127
The Walt Disney Company	10,310	353,324
Whirlpool Corporation	2,380	197,588
Wyndham Worldwide Corp. (a)	1,410	45,148
		6,316,045
Consumer Staples - 9.80%
Altria Group, Inc.	12,500	1,072,750
Anheuser-Busch Companies, Inc.	1,690	83,148
Archer-Daniels-Midland Company	1,880	60,085
The Coca-Cola Company	17,455	842,204
Colgate-Palmolive Company	1,290	84,160
ConAgra Foods, Inc.	6,740	181,980
CVS Corporation	3,600	111,276
Kellogg Company	4,995	250,050

Kimberly-Clark Corporation	1,290	87,655
The Kroger Co.	24,460	564,292
Longs Drug Stores Corp.	2,680	113,578
The Pepsi Bottling Group, Inc.	6,840	211,424
PepsiCo, Inc.	9,555	597,665
The Procter & Gamble Company	16,676	1,071,767
Safeway Inc.	6,640	229,478
Wal-Mart Stores, Inc.	11,445	528,530
		6,090,042
Energy - 9.50%
Anadarko Petroleum Corporation	6,240	271,565
ChevronTexaco Corporation	15,880	1,167,656
ConocoPhillips	7,234	520,486
Devon Energy Corporation	1,485	99,614
Exxon Mobil Corporation	28,560	2,188,553
Halliburton Company	4,860	150,903
Hess Corp.	3,170	157,137
National-Oilwell Varco Inc. (a)	1,090	66,686
Occidental Petroleum Corporation	5,150	251,475
Schlumberger Limited (b)	8,680	548,229
Valero Energy Corporation	3,075	157,317
Veritas DGC, Inc. (a)	3,780	323,681
		5,903,302
Financials - 23.01%
The Allstate Corporation	2,525	164,403
American Express Company	8,900	539,963
American Financial Group Inc.	7,110	255,320
American International Group, Inc.	19,770	1,416,718
Ameriprise Financial Inc.	3,085	168,132
Aon Corporation	3,470	122,630
Bank of America Corporation	15,490	827,011
The Bank of New York Company, Inc.	3,460	136,220
The Bear Stearns Companies Inc.	1,360	221,381
Boston Properties, Inc.	4,260	476,609
CapitalSource, Inc.	2,230	60,901
Citigroup Inc.	38,630	2,151,691
Commerce Group, Inc.	3,670	109,182
Countrywide Financial Corporation	2,913	123,657
Duke Realty Corp.	3,270	133,743
Fannie Mae	5,445	323,379
The Goldman Sachs Group, Inc.	3,370	671,809
JPMorgan Chase & Co.	22,030	1,064,049
KeyCorp	11,890	452,177
Lehman Brothers Holdings Inc.	5,150	402,318
Lincoln National Corporation	590	39,176
Loews Corporation	8,220	340,883
Merrill Lynch & Co., Inc.	2,380	221,578
MetLife, Inc.	1,490	87,925
MoneyGram International, Inc.	3,470	108,819
Morgan Stanley	3,270	266,276
Principal Financial Group, Inc.	12,310	722,597
Prudential Financial, Inc.	2,180	187,175
Realogy Corp. (a)	1,755	53,212

The St. Paul Travelers Companies, Inc.	2,926	157,097
U.S. Bancorp	20,850	754,562
Wachovia Corporation	13,839	788,131
Wells Fargo & Company	21,180	753,161
		14,301,885
Health Care - 11.86%
Abbott Laboratories	10,405	506,828
Aetna Inc.	4,660	201,219
Amgen Inc. (a)	1,164	79,513
Baxter International Inc.	9,265	429,803
Biovail Corp. (b)	3,570	75,541
Boston Scientific Corporation (a)	7,430	127,647
Bristol-Myers Squibb Company	9,955	262,016
Cardinal Health, Inc.	760	48,967
Caremark Rx, Inc.	1,445	82,524
CIGNA Corporation	100	13,157
Dade Behring Holdings, Inc.	1,815	72,255
Eli Lilly and Company	9,550	497,555
Genentech, Inc. (a)	1,036	84,051
Gilead Sciences, Inc. (a)	2,970	192,842
Johnson & Johnson	21,130	1,395,003
King Pharmaceuticals, Inc. (a)	6,240	99,341
Laboratory Corporation of America Holdings (a)	4,520	332,084
McKesson Corporation	1,435	72,754
Medtronic, Inc.	9,440	505,134
Merck & Co. Inc.	18,970	827,092
Schering-Plough Corporation	6,015	142,195
Thermo Electron Corporation (a)	4,900	221,921
UnitedHealth Group Incorporated	4,060	218,144
WellPoint Inc. (a)	4,390	345,449
Wyeth	10,510	535,169
		7,368,204
Industrials - 9.47%
The Boeing Company	5,305	471,296
Burlington Northern Santa Fe Corporation	3,330	245,787
Continental Airlines, Inc. (a)	590	24,338
Crane Co.	2,615	95,814
CSX Corporation	11,890	409,373
Emerson Electric Co.	1,980	87,298
FedEx Corp.	690	74,948
General Electric Company	66,210	2,463,674
Honeywell International Inc.	3,470	156,983
Norfolk Southern Corporation	3,870	194,622
Ryder System, Inc.	1,490	76,079
SPX Corp.	7,725	472,461
Textron Inc.	4,460	418,214
United Technologies Corporation	4,935	308,536
Waste Management, Inc.	10,410	382,776
		5,882,199

Information Technology - 14.67%
Advanced Micro Devices, Inc. (a)	4,630	94,220
Apple Computer, Inc. (a)	5,415	459,409
Applied Materials, Inc.	10,110	186,529
Cadence Design Systems, Inc. (a)	8,780	157,250
Celestica, Inc. (a)(b)	10,610	82,864
Ceridian Corp. (a)	6,840	191,383
Cisco Systems, Inc. (a)	34,180	934,139
Computer Sciences Corporation (a)	3,030	161,711
Corning Incorporated (a)	6,940	129,847
Digital River, Inc. (a)	1,980	110,464
Earthlink, Inc. (a)	2,755	19,560
Electronic Data Systems Corporation	8,625	237,619
EMC Corporation (a)	11,120	146,784
Google, Inc. (a)	1,167	537,380
Hewlett-Packard Company	24,304	1,001,082
Intel Corporation	35,480	718,470
Lexmark International, Inc. (a)	5,440	398,208
Microsoft Corporation	52,700	1,573,622
Motorola, Inc.	12,120	249,187
NCR Corporation (a)	5,450	233,042
ON Semiconductor Corp. (a)	35,763	270,726
Oracle Corporation (a)	30,585	524,227
Research In Motion Ltd. (a)(b)	925	118,196
Salesforce.com, Inc. (a)	1,530	55,769
Sybase, Inc. (a)	7,435	183,645
Vishay Intertechnology, Inc. (a)	14,970	202,694
Western Digital Corp. (a)	4,960	101,482
Western Un Co.	1,780	39,908
		9,119,417
Materials - 3.91%
Alpha Natural Resources, Inc. (a)	2,550	36,286
E.I. du Pont de Nemours and Company	1,880	91,575
Goldcorp, Inc. (b)	3,495	99,398
HB Fuller Co.	4,660	120,321
Hercules Incorporated (a)	8,430	162,783
International Paper Company	15,790	538,439
Pactiv Corporation (a)	2,700	96,363
Phelps Dodge Corporation	2,180	260,990
PPG Industries, Inc.	6,690	429,565
Praxair, Inc.	2,985	177,100
Sonoco Products Co.	6,600	251,196
Temple-Inland Inc.	3,550	163,407
		2,427,423
Telecommunication Services - 5.29%
At&t, Inc.	25,600	915,200
BellSouth Corporation	15,805	744,574
Qwest Communications International Inc. (a)	7,615	63,738
Sprint Corporation	46,563	879,575
Telephone & Data Systems, Inc.	2,480	134,738
Verizon Communications Inc.	14,772	550,109
		3,287,934

Utilities - 2.14%
Duke Energy Corp New	2,580	85,682
Dynegy Inc. - Class A (a)	73	529
Edison International	3,440	156,451
FirstEnergy Corp.	6,905	416,371
NSTAR	5,450	187,262
PG&E Corporation	5,830	275,934
TECO Energy, Inc.	12,100	208,483
		1,330,712
TOTAL COMMON STOCKS (Cost $50,847,900)		$62,027,163
	Principal
	Amount
SHORT TERM INVESTMENTS - 0.14%
Investment Companies - 0.14%
First American Prime Obligations -
Class Y, 4.910%, 12/31/2055	$89,642	$89,642
TOTAL SHORT TERM INVESTMENTS (Cost $89,642)		$89,642
Total Investments (Cost $50,937,542) - 99.95%		$62,116,805
Other Assets in Excess of Liabilities - 0.05%		31,437
TOTAL NET ASSETS - 100.00%		$62,148,242

(a) Non-income producing security.
(b) Foreign-issued security.

The Catholic Equity Fund
Schedule of Futures Contracts
December 31, 2006 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Appreciation

S&P 500 Index E-mini Futures Contracts Expiring
March 2007 (Underlying Face Amount at
Market Value $71,420)	1	$370
Total Futures Contracts Purchased		$370

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of investments	$51,448,543

Gross unrealized appreciation	$11,999,848
Gross unrealized depreciation	(1,329,821)
Net unrealized appreciation	$10,670,027

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Catholic Funds, Inc.

By (Signature and Title)  /s/ Daniel J. Steininger
Daniel J. Steininger, President

Date January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel J. Steininger
Daniel J. Steininger, President

Date January 18, 2007

By Signature and Title)  /s/ Allan G. Lorge
Allan G. Lorge, Vice President, Secretary and CFO
Date  January 18, 2007